Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended	120 Months Ended
	Jan. 04, 2018	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Empower Emerging Markets Equity Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower Emerging Markets Equity Fund (Institutional Class/MXENX)
Accumulated Value	$ 10,000.00			$ 7,898.00		$ 9,633.19		$ 11,564.65		$ 11,092.81		$ 8,642.41		$ 9,516.64		$ 10,490.62		$ 13,987.30
Empower Emerging Markets Equity Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower Emerging Markets Equity Fund (Investor Class/MXEOX)
Accumulated Value	10,000.00			7,866.00		9,570.56		11,443.52		10,936.57		8,493.81		9,315.38		10,232.58		13,586.84
Empower International Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower International Growth Fund (Institutional Class/MXHTX)
Accumulated Value		$ 10,000			$ 9,996.00		$ 12,718.91		$ 10,596.12		$ 14,259.20		$ 18,377.26		$ 19,562.60		$ 13,673.06		$ 15,988.26	$ 16,699.79	$ 18,690.89
Empower International Growth Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower International Growth Fund (Investor Class/MXIGX)
Accumulated Value		10,000			9,970.00		12,624.01		10,494.34		14,069.77		18,058.54		19,149.28		13,337.72		15,544.42	16,174.69	18,042.55
Empower International Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower International Index Fund (Institutional Class/MXPBX)
Accumulated Value		10,000			10,093.00		12,626.34		10,914.21		13,293.51		14,335.72		15,947.05		13,649.63		16,100.46	16,621.21	21,837.02
Empower International Index Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower International Index Fund (Investor Class/MXINX)
Accumulated Value		10,000			10,065.00		12,543.00		10,807.05		13,103.55		14,088.94		15,603.50		13,303.42		15,633.66	16,090.27	21,064.87
Empower International Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower International Value Fund (Institutional Class/MXJVX)
Accumulated Value		10,000			10,426.00		13,233.72		11,208.96		13,723.13		15,124.26		16,827.26		14,319.92		16,961.00	17,967.42	25,052.21
Empower International Value Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower International Value Fund (Investor Class/MXIVX)
Accumulated Value		10,000			10,388.00		13,137.70		11,092.16		13,539.09		14,856.45		16,465.40		13,966.04		16,483.78	17,384.21	24,181.87
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Accumulated Value	$ 10,000.00			$ 8,355.22		$ 9,894.40		$ 11,705.69		$ 11,408.15		$ 9,116.10		$ 10,012.03		$ 10,763.35		$ 14,376.18
MSCI EAFE® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE® Index
Accumulated Value		10,000			10,100.02		12,628.49		10,886.99		13,283.71		14,321.93		15,935.07		13,632.17		16,118.40	16,734.63	21,959.38
MSCI EAFE® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE® Growth Index
Accumulated Value		10,000			9,695.50		12,493.66		10,891.08		13,929.50		16,477.84		18,332.07		14,125.65		16,608.67	16,948.34	20,466.13
MSCI EAFE® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE® Value Index
Accumulated Value		$ 10,000			$ 10,502.46		$ 12,754.40		$ 10,869.55		$ 12,618.29		$ 12,286.76		$ 13,624.96		$ 12,864.26		$ 15,302.10	$ 16,171.83	$ 23,004.20